Related Party Transactions (Details Narrative) - CAD ($)		6 Months Ended
	Jul. 14, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024
Notes and other explanatory information [abstract]
Tangible exploration and evaluation assets		$ 60,000	$ 79,764
Stock Based Compensations	$ 222,068	169,066		$ 630,689
Amounts payable, related party transactions		$ 172,689			$ 141,144
Reimbursable Legal Fees Charged by Nova Minerals Ltd.			$ 220,348